Thrivent Mid Cap Value ETF Investment Strategy - Thrivent Mid Cap Value ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-sized companies. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), focuses mainly on the equity securities of mid-sized U.S. companies which it defines as those companies that have market capitalizations equivalent to those included in widely known indices of mid-sized companies, such as the Russell Midcap® Index, S&P MidCap 400® Index, or the mid-sized company market capitalization classifications published by Morningstar or Lipper, Inc. The Fund defines mid-cap companies as those with market capitalizations at the time of purchase in the range of companies in either the Russell Midcap Index (approximately $956 million to $115.5 billion as of November 30, 2025) or the S&P MidCap 400 Index (approximately $1.3 billion to $34.5 billion as of November 30, 2025). The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon at least 60 days prior notice of the change. The Fund is an actively managed exchange traded fund. The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings potential or asset value. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.